COUNTRY RIGHTS OPTION (Details Narrative) - USD ($)			1 Months Ended							8 Months Ended	9 Months Ended		12 Months Ended
	Apr. 06, 2021	Mar. 02, 2021	Sep. 30, 2021	Apr. 26, 2021	Mar. 31, 2021	Mar. 30, 2021	Feb. 26, 2021	Dec. 23, 2020	Oct. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of warrants granted											29,875,000		262,725,000
Warrant exercise price			$ 0.30866								$ 0.30866		$ 0.23875
Warrant term			1 year 5 months 8 days								1 year 5 months 8 days		1 year 10 months 17 days
Deferred revenue													$ 43,243
Shares outstanding
Proceeds from issuance of common stock											$ 1,000,000
Warrant [Member]
Number of warrants granted								12,500,000
Warrant exercise price								$ 1.00
Warrant term								1 year
Warrant [Member] | Subsequent Event [Member]
Proceeds from warrant exercises									$ 4,000,000
Tuigamala Group Pty Ltd [Member] | Subsidiaries [Member]
Ownership percentage			66.66%		33.33%		35.00%				66.66%
Shares outstanding			2,500,000		1,250,000		3,750,000				2,500,000
Proceeds from issuance of common stock			$ 10,000,000		$ 5,000,000		$ 15,000,000
Tuigamala Group Pty Ltd [Member] | Subsidiaries [Member] | Subsequent Event [Member]
Ownership percentage			66.66%		33.33%		35.00%				66.66%
Shares outstanding			2,500,000		1,250,000		3,750,000				2,500,000
Proceeds from issuance of common stock			$ 10,000,000		$ 5,000,000		$ 15,000,000
Aurea Group [Member] | Subsidiaries [Member]
Ownership percentage		35.00%
Shares outstanding		2,000,000
Proceeds from issuance of common stock	$ 1,000,000	$ 7,500,000				$ 6,500,000
Shares issued for cash, shares				437,500
Aurea Group [Member] | Subsidiaries [Member] | At First Closing Date [Member]
Shares outstanding		437,500
Proceeds from issuance of common stock		$ 1,000,000
Aurea Group [Member] | Subsidiaries [Member] | Nine Months After Closing [Member]
Shares outstanding		1,562,500
Proceeds from issuance of common stock		$ 6,500,000
Aurea Group [Member] | Subsidiaries [Member] | Subsequent Event [Member]
Ownership percentage		35.00%
Shares outstanding		2,000,000
Proceeds from issuance of common stock	1,000,000	$ 7,500,000
Aurea Group [Member] | Subsidiaries [Member] | Subsequent Event [Member] | At First Closing Date [Member]
Shares outstanding		437,500
Proceeds from issuance of common stock		$ 1,000,000
Aurea Group [Member] | Subsidiaries [Member] | Subsequent Event [Member] | Nine Months After Closing [Member]
Shares outstanding		15,562,500
Proceeds from issuance of common stock		$ 6,500,000
Aurea Group [Member] | Each Tranches [Member] | Subsidiaries [Member]
Proceeds from issuance of common stock	500,000
Aurea Group [Member] | Each Tranches [Member] | Subsidiaries [Member] | Subsequent Event [Member]
Proceeds from issuance of common stock	$ 500,000
Securities Purchase Agreement [Member] | Tuigamala Group Pty Ltd [Member]
Proceeds from stock options								$ 5,600,000
Number of warrants granted								12,500,000
Warrant exercise price								$ 1.00
Warrant term								1 year
Warrant expiration date								Dec. 23, 2021
Proceeds from warrant exercises								$ 600,000
Securities Purchase Agreement [Member] | Tuigamala Group Pty Ltd [Member] | Warrant [Member]
Deferred revenue								556,757
Securities Purchase Agreement [Member] | Tuigamala Group Pty Ltd [Member] | Options [Member]
Deferred revenue								43,243
Securities Purchase Agreement [Member] | Tuigamala Group Pty Ltd [Member] | Initial Payment [Member]
Proceeds from stock options								600,000
Securities Purchase Agreement [Member] | Tuigamala Group Pty Ltd [Member] | Second Payment [Member]
Proceeds from stock options								$ 5,000,000